Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions

23.  Related Party Transactions

The table below sets forth the major related parties and their relationships with the Group:

Related Parties	Relationships with the Group
Other entities within the Phoenix TV Group	Under common control by Phoenix TV
China Mobile Communication Corporation (“China Mobile”)	A shareholder of Phoenix TV
Fengxin Technology (Haikou) Group Co., Ltd. (“Lilita”)	Other equity investee, related party of Phoenix TV Group
Particle Inc. (“Particle”)	Available-for-sale debt investee. Former related party, unrelated party for 2020 and 2021
Beijing Fenghuang Tianbo Network Technology Co., Ltd. (“Tianbo”)	Former equity method investee, and current subsidiary of VIEs since April 1, 2019
Henan Fengyi Feiyang Network Technology Limited (“Fengyi Technology”)	Available-for-sale debt investee
Mr. Gao Ximin and Mr. Qiao Haiyan	Legal shareholders of Tianying Jiuzhou and employees of the Group
Mr. Zou Ming and Ms. Wang Xiaojia	Legal shareholder of Fenghuang Ronghe and employee of the Group
Mr. Chen Ming and Mr. He Yansheng	Legal shareholders of Chenhuan and employees of the Group

In addition to those disclosed elsewhere in the financial statements, the Group had the following significant related party transactions during the years ended December 31, 2019, 2020 and 2021 (in thousands):

23.  Related Party Transactions (Continued)

Transactions with the Other Entities Within the Phoenix TV Group:

	For the Years Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Content provided by Phoenix TV Group	(11,302)	(2,595)	(17,263)
Advertising and promotion expenses charged by Phoenix TV Group	(4,157)	(2,549)	(2,477)
Corporate administrative expenses charged by Phoenix TV Group	(2,057)	(681)	(1,093)
Trademark license fees charged by Phoenix TV Group	(4,988)	(4,358)	(4,267)
Project cost charged by Phoenix TV Group	(1,148)	(487)	(595)
Revenues earned from Phoenix TV Group	15,705	10,635	12,402

Transactions with China Mobile:

	For the Years Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Advertising revenues earned from China Mobile	23,256	23,747	17,464
Paid services revenues earned from and through China Mobile	60,484	30,486	29,770
Revenue sharing fees and bandwidth costs charged by China Mobile	(13,999)	(6,487)	(6,631)

Transactions with Investees:

	For the Years Ended December 31,
	2019*	2020	2021
	RMB	RMB	RMB
Advertising revenues earned from Tianbo	16	—	—
Advances provided to Tianbo	247	—	—
Revenues earned from other investee	315	—	—
Other income earned from Particle	1,990	—	—
Advertising revenues earned from/(agency service fees paid to) Fengyi Technology	12,612	3,721	(1,047)
Advertising and promotion expenses charged by Fengyi Technology	—	(142)	—
Revenue sharing fees charged by investees	(62)	—	—

Note:

      * As Tianbo has been consolidated starting from April 1, 2019, related party transactions with Tianbo in 2019 only included those incurred from January 1, 2019 to March 31, 2019.

As of December 31, 2020 and 2021, the amounts of due from and due to related parties were as follows (in thousands):

	As of December 31,
	2020	2021
	RMB	RMB
Amounts due from related parties:
Due from China Mobile	16,018	11,966
Due from Phoenix TV Group	11,408	43,816
Due from Fengyi Technology	5,000	1,297
Due from other investees, net	161	—
Total	32,587	57,079
Amounts due to related parties:
Due to China Mobile	3,835	3,937
Due to Phoenix TV Group	23,461	26,608
Due to Fengyi Technology	6,310	3,690
Due to Others	814	500
Total	34,420	34,735

The amounts due from Phoenix TV Group represent accounts receivable from Phoenix TV Group for the advertising services provided to its customers, and the amounts due to Phoenix TV Group represent resources or services provided by Phoenix TV Group, expenses paid by Phoenix TV Group on behalf of the Group, and expenses charged by Phoenix TV Group under the cooperation agreements (see Note 2 (a)).